ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities	$ 365	$ 258
Accounts payable	184	154
Interest payable on non-recourse borrowings	152	85
Income tax payable	35	74
Current portion of lease liabilities	31	26
BEPC exchangeable shares distributions payable	16	14
Other	24	10
Total accounts payable and accrued liabilities	$ 807	$ 621